Derivative and Hedging Instruments - Reconciliation of Accumulated Other Comprehensive Income (Loss) Related to Net Investment Hedges (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated other comprehensive income (loss) [Roll Forward]
Hedging gains (losses) recognized in AOCI during the year	$ 323	$ (583)
Foreign exchange translation risk | Net investment hedges
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	(561)	59
Hedging gains (losses) recognized in AOCI during the year	361	(620)
Reclassification from AOCI to income	0	0
Accumulated other comprehensive income (loss), end of year	(200)	(561)
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	$ 0	$ 0